Summary of Significant Accounting Policies (Details) - Schedule of redeemable common stock reflected in the condensed consolidated balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of redeemable common stock reflected in the condensed consolidated balance sheets [Abstract]
Gross proceeds	$ 201,250,000	$ 201,250,000
Less:
Fair value of Public Warrants at issuance	(10,384,500)
Fair value of Rights at issuance	(9,136,750)	(9,136,750)
Issuance costs allocated to common stock subject to possible redemption	(10,660,961)	(10,660,961)
Plus:
Accretion of carrying value to redemption value	32,194,711	32,194,711
Common stock subject to possible redemption as of December 31, 2021	203,262,500
Common stock subject to possible redemption as of March 31, 2022	50,832,028	$ 203,262,500
Redemption of common stock by stockholders	(152,451,819)
Remeasurement of carrying value to redemption value	$ 21,347